MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS February 29, 2000

Two World Trade Center,
New York, New York 10048


DEAR SHAREHOLDER:

During the 12-month period ended February 29, 2000, financial markets around the world continued to experience volatility. After a peak in the domestic markets in the middle of July, stock prices pulled back in the fall on concerns that the U.S. economy was growing too fast. The concern was manifested in two Federal Reserve Board moves, in June and August, that raised the federal funds rate a total of 50 basis points. These actions were subsequently followed by two additional moves which raised rates by another 50 basis points by the end of February. All of this occurred in an economic background where inflation remained low while the economy continued to grow.


PERFORMANCE AND PORTFOLIO

For the twelve-month period ended February 29, 2000, Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities' Class B shares posted a total return of -17.26 percent versus 30.98 percent for the Standard & Poor's 400 Midcap Index (S&P 400 Midcap). For the same period, the Fund's Class A, C and D shares posted total returns of -16.60 percent, -17.52 percent, and -16.48 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. The total return figures given assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the S&P 400.

We believe that the Fund's underperformance of the S&P 400 Midcap Index over this period was largely due to the Fund's lack of exposure to the handful of richly valued growth stocks responsible for over 60 percent of the index's performance for the period. This concentration of performance in just a handful of securities is unprecedented. Under the Fund's current investment strategy of investing exclusively in securities

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS February 29, 2000, continued


that meet the parameters of our screening process, stocks that do not possess value characteristics have not been eligible for purchase. Our investment process also emphasizes dividends, and fast-growing smaller- to medium-sized companies often do not pay cash dividends.

On February 29, 2000, the Fund held 39 common stocks spread among 30 different industry groups. To determine which investments to make and hold in the portfolio, we employ an analytical screening process that blends quantitative and qualitative factors. At fiscal year-end, the portfolio was well diversified across 10 major market sectors and was essentially fully invested.

On January 26, 2000, the Board of Trustees of Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities voted to recommend to shareholders a reorganization plan whereby the Fund would be merged into Morgan Stanley Dean Witter Mid-Cap Equity Trust. If approved, the Fund's assets would be combined with the assets of Morgan Stanley Dean Witter Mid-Cap Equity Trust. Shareholders of Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities would become shareholders of Morgan Stanley Dean Witter Mid-Cap Equity Trust, receiving shares of that fund equal to the value of their holdings in Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities. Each shareholder of Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities would receive the same class of shares of Morgan Stanley Dean Witter Mid-Cap Equity Trust currently held by that shareholder in the Fund. Proxy statements formally detailing this proposal, including reasons for the Trustees' action, and information on Morgan Stanley Dean Witter Mid-Cap Equity Trust have been mailed to shareholders.

We appreciate your support of Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities and look forward to continuing to serve your investment objectives.


Very truly yours,

[GRAPHIC OMITTED]                       [GRAPHIC OMITTED]
CHARLES A. FIUMEFREDDO                  MITCHELL M. MERIN
Chairman of the Board                   President

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
FUND PERFORMANCE February 29, 2000


GROWTH OF $10,000
($ in Thousands)

       Date           Class A    Class B       Class C      Class D      S&P 400
--------------------------------------------------------------------------------
May 27, 1998         9,475       10,000       10,000       10,000        10,000
February 28, 1999    7,473        7,841        7,839        7,899        10,140
February 29, 2000    6,233 (3)    6,228 (3)    6,466 (3)    6,598 (3)    13,282

        --- Class A --- Class B --- Class C --- Class D --- S&P 400 (4)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                                 CLASS A SHARES*
---------------------------------------------------------------------
PERIOD ENDED 2/29/00
---------------------------
1 Year                               (16.60)%(1)         (20.98)%(2)
Since Inception (5/27/98)            (21.17)%(1)         (23.55)%(2)

                                 CLASS C SHARES+
---------------------------------------------------------------------
PERIOD ENDED 2/29/00
---------------------------
1 Year                               (17.52)%(1)         (18.34)%(2)
Since Inception (5/27/98)            (21.94)%(1)         (21.94)%(2)

                                CLASS B SHARES**
---------------------------------------------------------------------
PERIOD ENDED 2/29/00
---------------------------
1 Year                               (17.26)%(1)         (21.40)%(2)
Since Inception (5/27/98)            (21.79)%(1)         (23.58)%(2)

                                CLASS D SHARES++
---------------------------------------------------------------------
PERIOD ENDED 2/29/00
---------------------------
1 Year                               (16.48)%(1)
Since Inception (5/27/98)            (21.04)%(1)

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

(3)   Closing value assuming a complete redemption on February 29, 2000.

(4) The S&P Midcap 400 Index is a market-value weighted index, the performance of which is based on the average performance of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

 *    The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.

++    Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS February 29, 2000

NUMBER OF
  SHARES                                                     VALUE
---------------------------------------------------------------------
              COMMON STOCKS (96.0%)
              Agricultural Chemicals (2.3%)
 250,000      IMC Global Inc. ........................   $  3,375,000
                                                         ------------
              Broadcasting (2.2%)
 400,000      Granite Broadcasting Corp.* ............      3,200,000
                                                         ------------
              Casino/Gambling (3.1%)
 410,000      Park Place Entertainment Corp.* ........      4,638,125
                                                         ------------
              Clothing/Shoe/Accessory Stores (2.8%)
 235,000      Claire's Stores, Inc. ..................      4,097,813
                                                         ------------
              Computer Software (2.7%)
 180,000      Compuware Corp.* .......................      3,982,500
                                                         ------------
              Construction/Agricultural
              Equipment/Trucks (4.0%)
 406,900      AGCO Corp. .............................      4,475,900
  40,000      Deere & Co. ............................      1,430,000
                                                         ------------
                                                            5,905,900
                                                         ------------
              Contract Drilling (3.7%)
 140,000      Transocean Sedco Forex Inc. ............      5,521,250
                                                         ------------
              E.D.P. Services (4.3%)
  60,000      Computer Sciences Corp.* ...............      4,728,750
  25,000      Electronic Data Systems Corp. ..........      1,618,750
                                                         ------------
                                                            6,347,500
                                                         ------------
              Electric Utilities (4.8%)
  35,000      AES Corp. (The)* .......................      2,933,437
 155,000      Edison International ...................      4,078,437
                                                         ------------
                                                            7,011,874
                                                         ------------
              Electronic Data Processing (1.0%)
  50,000      Unisys Corp.* ..........................      1,496,875
                                                         ------------
              Engineering & Construction (4.5%)
 268,300      Granite Construction Inc.* .............      6,690,731
                                                         ------------
              Finance Companies (5.1%)
  75,000      Fannie Mae .............................      3,975,000
 125,000      FINOVA Group, Inc. .....................      3,578,125
                                                         ------------
                                                            7,553,125
                                                         ------------
              Financial Publishing/Services (4.9%)
 240,000      SunGard Data Systems Inc.* .............      7,200,000
                                                         ------------
              Home Furnishings (2.6%)
 235,000      Furniture Brands International, Inc.* ..      3,774,688
                                                         ------------
              Insurance Brokers/Services (2.6%)
  50,000      Marsh & McLennan Companies, Inc. .......      3,868,750
                                                         ------------
              Internet Services (2.6%)
  35,000      At Home Corp. (Series A)* ..............   $  1,198,750
  25,000      Internet Capital Group, Inc.* ..........      2,642,188
                                                         ------------
                                                            3,840,938
                                                         ------------
              Life Insurance (2.3%)
 120,000      ReliaStar Financial Corp. ..............      3,352,500
                                                         ------------
              Medical/Dental Distributors (2.9%)
 105,000      Cardinal Health, Inc. ..................      4,331,250
                                                         ------------
              Medical/Nursing Services (1.2%)
  75,000      Lincare Holdings, Inc.* ................      1,757,813
                                                         ------------
              Oil Refining/Marketing (8.4%)
 170,000      Tosco Corp. ............................      4,547,500
 190,000      Ultramar Diamond Shamrock Corp. ........      4,120,625
 175,000      USX-Marathon Group .....................      3,784,375
                                                         ------------
                                                           12,452,500
                                                         ------------
              Other Specialty Stores (2.6%)
 672,300      Friedman's, Inc. (Class A) .............      3,886,734
                                                         ------------
              Package Goods/Cosmetics (2.8%)
 150,000      Avon Products, Inc. ....................      4,059,375
                                                         ------------
              Paints/Coatings (3.0%)
 445,000      RPM, Inc. ..............................      4,450,000
                                                         ------------
              Property - Casualty Insurers (1.6%)
 130,000      Ace, Ltd. (Bermuda) ....................      2,323,750
                                                         ------------
              Real Estate Investment Trusts (6.9%)
 305,000      Crescent Real Estate Equities Co. ......      5,204,063
 144,700      Kimco Realty Corp. .....................      4,983,106
                                                         ------------
                                                           10,187,169
                                                         ------------
              Semiconductors (0.8%)
  10,000      Intel Corp. ............................      1,130,000
                                                         ------------
              Specialty Insurers (4.9%)
 283,700      Enhance Financial Services Group Inc. ..      3,333,475
 100,000      MBIA, Inc. .............................      3,837,500
                                                         ------------
                                                            7,170,975
                                                         ------------
              Steel/Iron Ore (1.7%)
 300,000      AK Steel Holding Corp. .................      2,493,750
                                                         ------------
              Telecommunication Equipment (1.4%)
  35,000      Lucent Technologies Inc. ...............      2,082,500
                                                         ------------
              Tools/Hardware (2.3%)
 105,000      Black & Decker Corp. ...................      3,458,438
                                                         ------------
              TOTAL COMMON STOCKS
              (Identified Cost $160,568,583) .........    141,641,823
                                                         ------------

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS February 29, 2000, continued


PRINCIPAL
AMOUNT IN
THOUSANDS                                                  VALUE
--------------------------------------------------------------------
             SHORT-TERM INVESTMENT (4.4%)
             REPURCHASE AGREEMENT
  6,472      The Bank of New York 5.688%
             due 03/01/00 (dated 02/29/00;
             proceeds $6,472,596) (a)
             (Identified Cost $6,471,573) ..........    $  6,471,573
                                                        ------------

TOTAL INVESTMENTS
(Identified Cost $167,040,156) (b) .....   100.4%        148,113,396
LIABILITIES IN EXCESS OF OTHER
ASSETS .................................   (0.4)            (520,485)
                                           ----         ------------
NET ASSETS .............................   100.0%       $147,592,911
                                           =====        ============

--------------------------------
 *    Non-income producing security.
(a) Collateralized by $1,022,763 U.S. Treasury Bond 6.50% due 11/15/26 valued at $1,058,902 and $5,622,067 U.S. Treasury Note 5.50% due 08/31/01 valued at $5,542,127.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $8,921,260 and the aggregate gross unrealized depreciation is $27,848,020, resulting in net unrealized depreciation of $18,926,760.


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
February 29, 2000

ASSETS:
Investments in securities, at value
  (identified cost $167,040,156)...................................    $  148,113,396
Receivable for:
   Dividends ......................................................           152,044
   Shares of beneficial interest sold .............................           113,481
Deferred organizational expenses ..................................            47,333
Prepaid expenses and other assets .................................            46,133
                                                                       --------------
   TOTAL ASSETS ...................................................       148,472,387
                                                                       --------------
LIABILITIES:
Payable for:
   Shares of beneficial interest repurchased ......................           603,140
   Plan of distribution fee .......................................           122,791
   Investment management fee ......................................            94,051
Accrued expenses and other payables ...............................            59,494
                                                                       --------------
   TOTAL LIABILITIES ..............................................           879,476
                                                                       --------------
   NET ASSETS .....................................................    $  147,592,911
                                                                       ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...................................................    $  275,294,242
Net unrealized depreciation .......................................       (18,926,760)
Accumulated undistributed net investment income ...................           296,938
Accumulated net realized loss .....................................      (109,071,509)
                                                                       --------------
   NET ASSETS .....................................................    $  147,592,911
                                                                       ==============
CLASS A SHARES:
Net Assets ........................................................        $3,762,439
Shares Outstanding (unlimited authorized, $.01 par value)..........           576,315
   NET ASSET VALUE PER SHARE ......................................             $6.53
                                                                                =====
   MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value) ................             $6.89
                                                                                =====
CLASS B SHARES:
Net Assets ........................................................      $135,970,416
Shares Outstanding (unlimited authorized, $.01 par value) .........        21,004,812
   NET ASSET VALUE PER SHARE ......................................             $6.47
                                                                                =====
CLASS C SHARES:
Net Assets ........................................................        $7,623,863
Shares Outstanding (unlimited authorized, $.01 par value)..........         1,182,774
   NET ASSET VALUE PER SHARE ......................................             $6.45
                                                                                =====
CLASS D SHARES:
Net Assets ........................................................          $236,193
Shares Outstanding (unlimited authorized, $.01 par value)..........            36,136
   NET ASSET VALUE PER SHARE ......................................             $6.54
                                                                                =====

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS, continued


STATEMENT OF OPERATIONS
For the year ended February 29, 2000

NET INVESTMENT INCOME:
INCOME
Dividends .........................................    $   4,800,345
Interest ..........................................          646,177
                                                       -------------
   TOTAL INCOME ...................................        5,446,522
                                                       -------------
EXPENSES
Plan of distribution fee (Class A shares) .........           17,723
Plan of distribution fee (Class B shares) .........        2,283,134
Plan of distribution fee (Class C shares) .........          141,544
Investment management fee .........................        1,878,641
Transfer agent fees and expenses ..................          528,276
Registration fees .................................          138,379
Professional fees .................................           60,398
Shareholder reports and notices ...................           52,681
Custodian fees ....................................           26,027
Organizational expenses ...........................           14,644
Trustees' fees and expenses .......................           14,056
Other .............................................            8,725
                                                       -------------
   TOTAL EXPENSES .................................        5,164,228
                                                       -------------
   NET INVESTMENT INCOME ..........................          282,294
                                                       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss .................................      (74,683,476)
Net change in unrealized depreciation .............       40,326,001
                                                       -------------
   NET LOSS .......................................      (34,357,475)
                                                       -------------
NET DECREASE ......................................    $ (34,075,181)
                                                       ==============



                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS

                                                                                 FOR THE PERIOD
                                                             FOR THE YEAR         MAY 27, 1998*
                                                                ENDED                THROUGH
                                                          FEBRUARY 29, 2000     FEBRUARY 28, 1999
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................     $      282,294        $     572,688
Net realized loss ....................................        (74,683,476)         (34,556,351)
Net change in unrealized depreciation ................         40,326,001          (59,252,761)
                                                           --------------        -------------
   NET INCREASE (DECREASE) ...........................        (34,075,181)         (93,236,424)
                                                           --------------        -------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares .......................................                  -              (78,008)
Class B shares .......................................                  -             (866,259)
Class C shares .......................................                  -              (52,602)
Class D shares .......................................                  -               (3,143)
                                                           --------------        -------------
   TOTAL DIVIDENDS ...................................                  -           (1,000,012)
                                                           --------------        -------------
Net increase (decrease) from transactions in shares of
  beneficial interest ................................       (131,207,575)         407,012,103
                                                           --------------        -------------
   NET INCREASE (DECREASE) ...........................       (165,282,756)         312,775,667
NET ASSETS:
Beginning of period ..................................        312,875,667              100,000
                                                           --------------        -------------
   END OF PERIOD
   (Including undistributed net investment income of
   $296,938 and $0, respectively).....................     $  147,592,911        $ 312,875,667
                                                           ==============        =============

---------------------
*  Commencement of operations.


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS February 29, 2000


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek total return. The Fund seeks to achieve its objective by investing primarily in domestic and foreign equity securities of companies whose market capitalization falls within the capitalization range of the companies comprising the Standard and Poor's Mid-Cap 400 Index and that currently pay dividends and that have the potential for increasing dividends. The Fund was organized as a Massachusetts business trust on December 23, 1997 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on May 27, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS February 29, 2000, continued


upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES - The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $72,000 and was reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS February 29, 2000, continued


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS February 29, 2000, continued


from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $20,969,468 at February 29, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended February 29, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended February 29, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $2,388, $1,302,769 and $14,374, respectively and received $27,106 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 29, 2000 aggregated $437,808,777 and $570,969,848, respectively.

For the year ended February 29, 2000, the Fund incurred $123,190 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.

For the year ended February 29, 2000, the Fund incurred $108,270 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, and affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 29, 2000, the Fund had transfer agent fees and expenses payable of approximately $1,100.

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS February 29, 2000, continued


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                FOR THE PERIOD
                                                  FOR THE YEAR                   MAY 27, 1998*
                                                     ENDED                          THROUGH
                                               FEBRUARY 29, 2000               FEBRUARY 28, 1999
                                         ------------------------------   ---------------------------
                                            SHARES          AMOUNT           SHARES         AMOUNT
                                         -------------  ---------------   ------------  --------------
CLASS A SHARES
Sold .................................        162,665    $   1,278,355      1,553,857    $ 14,971,777
Reinvestment of dividends ............              -                -          8,612          71,827
Redeemed .............................       (804,939)      (6,230,158)      (346,380)     (2,873,074)
                                          -----------    -------------     ----------    ------------
Net increase (decrease) - Class A ....       (642,274)      (4,951,803)     1,216,089      12,170,530
                                          -----------    -------------     ----------    ------------
CLASS B SHARES
Sold .................................      3,585,187       28,102,735     46,157,509     451,064,311
Reinvestment of dividends ............              -                -         97,339         811,803
Redeemed .............................    (18,879,965)    (144,377,236)    (9,957,758)    (82,556,557)
                                          -----------    -------------     ----------    ------------
Net increase (decrease) - Class B ....    (15,294,778)    (116,274,501)    36,297,090     369,319,557
                                          -----------    -------------     ----------    ------------
CLASS C SHARES
Sold .................................        141,886        1,119,347      3,086,861      30,246,228
Reinvestment of dividends ............              -                -          5,944          49,573
Redeemed .............................     (1,270,830)      (9,806,789)      (783,587)     (6,546,367)
                                          -----------    -------------     ----------    ------------
Net increase (decrease) - Class C ....     (1,128,944)      (8,687,442)     2,309,218      23,749,434
                                          -----------    -------------     ----------    ------------
CLASS D SHARES
Sold .................................      1,746,537       14,081,229        323,389       2,934,148
Reinvestment of dividends ............              -                -            159           1,329
Redeemed .............................     (1,900,091)     (15,375,058)      (136,358)     (1,162,895)
                                          -----------    -------------     ----------    ------------
Net increase (decrease) - Class D ....       (153,554)      (1,293,829)       187,190       1,772,582
                                          -----------    -------------     ----------    ------------
Net increase (decrease) in Fund ......    (17,219,550)   $(131,207,575)    40,009,587    $407,012,103
                                          ===========    =============     ==========    ============

------------
*  Commencement of operations.


6. FEDERAL INCOME TAX STATUS

At February 29, 2000, the Fund had a net capital loss carryover of approximately $95,979,000 of which $26,164,000 will be available through February 28, 2007 and $69,815,000 will be available through February 29, 2008 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $6,440,000 during fiscal 2000.

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS February 29, 2000, continued


As of February 29, 2000, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to nondeductible expenses and tax adjustments on real estate investment trusts sold by the Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $182,962, undistributed net investment income was credited $14,644, and accumulated net realized loss was credited $168,318.


7. FUND MERGER

On January 26, 2000, the Trustees of the Fund and of Morgan Stanley Dean Witter Mid-Cap Equity Trust ("Mid-Cap Equity") approved a reorganization plan ("the Plan") whereby the Fund would be merged into Mid-Cap Equity. The Plan is subject to the consent of the Fund's shareholders. If approved, the assets of the Fund will be combined with the assets of Mid-Cap Equity and shareholders of the Fund will become shareholders of Mid-Cap Equity, receiving shares of the corresponding class of Mid-Cap Equity equal to the value of their holdings in the Fund. The merger is expected to close on or about June 23, 2000.

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                           FOR THE PERIOD
                                                       FOR THE YEAR         MAY 27, 1998*
                                                          ENDED                THROUGH
                                                    FEBRUARY 29, 2000     FEBRUARY 28, 1999
-------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............     $  7.83                 $ 10.00
                                                        -------                 -------
Income (loss) from investment operations:
 Net investment income ............................        0.03                    0.06
 Net realized and unrealized loss .................       (1.33)                  (2.17)
                                                        -------                 -------
Total loss from investment operations .............       (1.30)                  (2.11)
                                                        -------                 -------
Less dividends from net investment income .........           -                   (0.06)
                                                        -------                 -------
Net asset value, end of period ....................     $  6.53                 $  7.83
                                                        =======                 =======
TOTAL RETURN+ .....................................      (16.60)%                (21.13)%(1)
RATIOS TO AVERAGE NET ASSETS(3):
Expenses ..........................................        1.34 %                  1.30 %(2)
Net investment income .............................        0.83 %                  0.93 %(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........      $3,762                  $9,536
Portfolio turnover rate ...........................         187 %                   124 %(1)

--------------
*    Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, continued


                                                                            FOR THE PERIOD
                                                        FOR THE YEAR         MAY 27, 1998*
                                                           ENDED                THROUGH
                                                     FEBRUARY 29, 2000     FEBRUARY 28, 1999
--------------------------------------------------------------------------------------------
CLASS B SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............      $  7.82                 $ 10.00
                                                         -------                 -------
Income (loss) from investment operations:
 Net investment income ............................            -                    0.01
 Net realized and unrealized loss .................        (1.35)                  (2.17)
                                                         -------                 -------
Total loss from investment operations .............        (1.35)                  (2.16)
                                                         -------                 -------
Less dividends from net investment income .........            -                   (0.02)
                                                         -------                 -------
Net asset value, end of period ....................      $  6.47                 $  7.82
                                                         =======                 =======
TOTAL RETURN+ .....................................       (17.26)%                (21.59)%(1)
RATIOS TO AVERAGE NET ASSETS(3):
Expenses ..........................................         2.09 %                  2.05 %(2)
Net investment income .............................         0.08 %                  0.18 %(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........     $135,970                $283,779
Portfolio turnover rate ...........................          187 %                   124 %(1)

--------------
*      Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, continued


                                                                          FOR THE PERIOD
                                                      FOR THE YEAR         MAY 27, 1998*
                                                         ENDED                THROUGH
                                                   FEBRUARY 29, 2000     FEBRUARY 28, 1999
------------------------------------------------------------------------------------------
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............     $  7.82              $ 10.00
                                                        -------              -------
Income (loss) from investment operations:
 Net investment income ............................           -                 0.01
 Net realized and unrealized loss .................       (1.37)               (2.17)
                                                        -------              -------
Total loss from investment operations .............       (1.37)               (2.16)
                                                        -------              -------
Less dividends from net investment income .........           -                (0.02)
                                                        -------              -------
Net asset value, end of period ....................     $  6.45              $  7.82
                                                        =======              =======
TOTAL RETURN+ .....................................      (17.52)%             (21.61)%(1)
RATIOS TO AVERAGE NET ASSETS(3):
Expenses ..........................................        2.09 %               2.05 %(2)
Net investment income .............................        0.08 %               0.18 %(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........      $7,624              $18,075
Portfolio turnover rate ...........................         187 %                124 %(1)

--------------
*    Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, continued


                                                                          FOR THE PERIOD
                                                      FOR THE YEAR         MAY 27, 1998*
                                                         ENDED                THROUGH
                                                   FEBRUARY 29, 2000     FEBRUARY 28, 1999
------------------------------------------------------------------------------------------
CLASS D SHARES++
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ..............     $  7.83               $ 10.00
                                                        -------               -------
Income (loss) from investment operations:
 Net investment income ............................        0.04                  0.06
 Net realized and unrealized loss .................       (1.33)                (2.16)
                                                        -------               -------
Total loss from investment operations .............       (1.29)                (2.10)
                                                        -------               -------
Less dividends from net investment income .........           -                 (0.07)
                                                        -------               -------
Net asset value, end of period ....................     $  6.54               $  7.83
                                                        =======               =======
TOTAL RETURN+ .....................................      (16.48)%              (21.01)%(1)
RATIOS TO AVERAGE NET ASSETS(3):
Expenses ..........................................        1.09 %                1.05 %(2)
Net investment income .............................        1.08 %                1.18 %(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........        $236                $1,485
Portfolio turnover rate ...........................         187 %                 124 %(1)

--------------
*     Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities (the "Fund") at February 29, 2000, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period May 27, 1998 (commencement of operations) through February 28, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

As described in Note 7 to the financial statements, the Fund's Trustees have approved a reorganization plan whereby the Fund would be merged into Morgan Stanley Dean Witter Mid-Cap Equity Trust. The Plan is subject to the consent of the Fund's shareholders.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
April 17, 2000

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn                                           MORGAN STANLEY
Wayne E. Hedien                                         DEAN WITTER
Dr. Manuel H. Johnson                                   MID-CAP DIVIDEND
Michael E. Nugent                                       GROWTH SECURITIES
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin                                      [GRAPHIC OMITTED]
President

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Steven M. MacNamara
Assistant Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048




This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


ANNUAL REPORT
FEBRUARY 29, 2000